UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES:
Vessel revenues (net of commissions to charterers of $1,001,426 and $3,964,151 for the six months ended June 30, 2021, and 2022, respectively)	$ 122,138,979	$ 28,762,636
Total revenues	122,138,979	28,762,636
EXPENSES:
Voyage expenses (including $364,540 and $1,557,300 to related party for the six months ended June 30, 2021, and 2022, respectively)	(20,054,408)	(941,593)
Vessel operating expenses	(31,722,204)	(11,266,895)
Management fees to related parties	(4,461,650)	(2,524,500)
Depreciation and amortization	(12,174,218)	(4,040,601)
General and administrative expenses (including $600,000 to related party in each of the six months ended June 30, 2021, and 2022)	(2,061,302)	(1,459,355)
Total expenses	(70,473,782)	(20,232,944)
Operating income	51,665,197	8,529,692
OTHER INCOME/ (EXPENSES):
Interest and finance costs (including $150,833 and $0 to related party for the six months ended June 30, 2021, and 2022, respectively)	(3,487,553)	(899,003)
Interest income	141,391	58,241
Foreign exchange (losses)/gains	67,787	(12,239)
Total other expenses, net	(3,278,375)	(853,001)
Net income, before taxes	48,386,822	7,676,691
Income taxes	(657,038)	(74,123)
Net income	47,729,784	7,602,568
Comprehensive income	$ 47,729,784	$ 7,602,568
Earnings per common share, basic (in dollars per share)	$ 0.50	$ 0.10
Earnings per common share, diluted (in dollars per share)	$ 0.50	$ 0.10
Weighted average number of common shares, basic (in shares)	94,610,088	73,384,422
Weighted average number of common shares, diluted (in shares)	94,610,088	76,203,009